RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Total	Rp 29	Rp 64
% of total property and equipment purchased	0.12%	0.19%
Entities under common control
Transactions with related parties
Total	Rp 29	Rp 64
% of total property and equipment purchased	0.12%	0.19%